Major Events in the Period and Events After the Period - Signature of a Licensing and Partnership Agreement with Ipsen (Details) - EUR (€) € in Thousands		12 Months Ended
	Dec. 22, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Major Events In The Period And Events After The Period [Line Items]
New shares created (in shares)		49,834,983	49,815,489
+ Proceeds from issue of share capital (net)	€ 28,000	€ 5	€ 27,972	€ 7
Genfit | Ipsen
Disclosure Of Major Events In The Period And Events After The Period [Line Items]
Proportion of ownership interest in associate (as a percent)		8.00%	8.00%
Ipsen
Disclosure Of Major Events In The Period And Events After The Period [Line Items]
Payment from collaboration, up-front cash payment, VAT			€ 24,000
+ Proceeds from issue of share capital (net)		€ 28,000
Ipsen | Collaboration and License Agreement
Disclosure Of Major Events In The Period And Events After The Period [Line Items]
Revenue from collaboration, potential milestone payments			€ 360,000
Royalty income, percent of collaborative sales			20.00%